CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2015	$ 53,063	$ (2,513)	$ 8,005	$ 5,378	$ 20,130	$ 84,063
Balance (in shares) at Mar. 31, 2015	17,031,810
Balance (in shares) at Mar. 31, 2015		(975,571)
Unrealized loss on available-for-sale securities				(73)		(73)
Reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss
Net loss					(4,934)	(4,934)
Dividends ($0.14, $0.105 and $0.07 per share for March 31, 2016, March 31, 2017 and March 31, 2018 respectively)					(2,248)	(2,248)
Balance at Mar. 31, 2016	$ 53,063	$ (2,513)	8,005	5,305	12,948	76,808
Balance (in shares) at Mar. 31, 2016	17,031,810
Balance (in shares) at Mar. 31, 2016		(975,571)
Unrealized loss on available-for-sale securities				(3)		(3)
Reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss				14		14
Repurchase of common stock, value		$ (308)				$ (308)
Repurchase of common stock, shares		(171,000)				(171,000)
Net loss					1,376	$ 1,376
Dividends ($0.14, $0.105 and $0.07 per share for March 31, 2016, March 31, 2017 and March 31, 2018 respectively)					(1,686)	(1,686)
Balance at Mar. 31, 2017	$ 53,063	$ (2,821)	8,005	5,316	12,638	$ 76,201
Balance (in shares) at Mar. 31, 2017	17,031,810
Balance (in shares) at Mar. 31, 2017		(1,146,571)				(1,146,571)
Unrealized loss on available-for-sale securities
Reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss
Net loss					6,190	6,190
Dividends ($0.14, $0.105 and $0.07 per share for March 31, 2016, March 31, 2017 and March 31, 2018 respectively)					(1,112)	(1,112)
Balance at Mar. 31, 2018	$ 53,063	$ (2,821)	$ 8,005	$ 5,316	$ 17,716	$ 81,279
Balance (in shares) at Mar. 31, 2018	17,031,810
Balance (in shares) at Mar. 31, 2018		(1,146,571)				(1,146,571)